Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 169,095	$ 171,096
Restricted cash	9,521	6,399
Accounts receivable, net	107,977	101,386
Due from affiliate companies	64,560	49,404
Prepaid expenses and other current assets	51,445	42,689
Total current assets	402,598	370,974
Deposit for vessel acquisitions	0	63,814
Vessels, port terminal and other fixed assets, net	1,764,738	1,767,946
Other long term assets	71,767	67,489
Due from affiliate company	24,471	0
Loan receivable from affiliate company	35,000	40,000
Investments in affiliates	188,070	117,088
Investments in available for sale securities	142	82,904
Intangibles assets other than goodwill	231,348	243,273
Goodwill	160,336	160,336
Total non-current assets	2,475,872	2,542,850
Total assets	2,878,470	2,913,824
Current Liabilities
Accounts payable	49,848	52,113
Dividends payable	6,146	6,149
Accrued expenses	75,114	63,870
Deferred income and cash received in advance	20,915	28,557
Short term derivative liability	60	0
Current portion of capital lease obligations	1,330	31,221
Current portion of long term debt	56,348	70,093
Total current liabilities	209,761	252,003
Senior and ship mortgage notes, net of discount	945,831	945,538
Long term debt, net of current portion	411,668	437,926
Capital lease obligations, net of current portion	24,450	0
Unfavorable lease terms	41,749	44,825
Other long term liabilities and deferred income	52,430	38,212
Deferred tax liability	19,325	19,628
Total non-current liabilities	1,495,453	1,486,129
Total liabilities	1,705,214	1,738,132
Commitments and contingencies	0	0
Stockholders' equity
Preferred Stock - $0.0001 par value, authorized 1,000,000 shares, 8,479 issued and outstanding as of June 30, 2012 and December 31, 2011.	0	0
Common stock - $0.0001 par value, authorized 250,000,000 shares, issued and outstanding 102,434,315 and 102,409,364, as of June 30, 2012 and December 31, 2011, respectively.	10	10
Additional paid-in capital	545,093	542,582
Accumulated other comprehensive (loss)/income	(414)	6,166
Retained earnings	511,954	510,348
Total Navios Holdings' stockholders' equity	1,056,643	1,059,106
Noncontrolling interest	116,613	116,586
Total stockholder's equity	1,173,256	1,175,692
Total liabilities and stockholders' equity	$ 2,878,470	$ 2,913,824